Note 3 - Investment Securities Available For Sale (Details) - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amortized Cost and Fair Value of Debt Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 1,530
Due in one year or less	1,552
Due after one year through five years	4,640
Due after one year through five years	4,858
Due after five years through ten years	22,433
Due after five years through ten years	22,257
Due after ten years	131,179
Due after ten years	127,726
Total	159,782
Total	$ 156,393